NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES	12 Months Ended
Dec. 31, 2010
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES

Notes Payable at December 31 In millions	2010	2009
Commercial paper	$—	$721
Notes payable to banks	1,310	1,285
Notes payable to related companies	157	131
Notes payable trade	—	2
Total notes payable	$1,467	$2,139
Year-end average interest rates	2.64%	2.18%

Long-Term Debt at December 31 In millions	2010 Average Rate	2010	2009 Average Rate	2009
Promissory notes and debentures:
Final maturity 2010	—	$—	9.13%	$281
Final maturity 2011	5.30%	1,057	5.32%	1,054
Final maturity 2012	5.33%	2,154	5.14%	2,280
Final maturity 2013	6.05%	389	6.05%	389
Final maturity 2014	7.27%	2,096	7.60%	1,750
Final maturity 2015	5.90%	1,250	5.90%	1,250
Final maturity 2016 and thereafter	6.95%	11,260	7.95%	8,880
Other facilities:
U.S. dollar loans, various rates and maturities	1.67%	20	1.95%	35
Foreign currency loans, various rates and maturities	2.95%	998	3.65%	754
Medium-term notes, varying maturities through 2022	5.96%	2,005	6.39%	1,624
Foreign medium-term notes, various rates and maturities	—	—	4.13%	1
Euro medium-term notes, final maturity 2010	—	—	4.37%	576
Euro medium-term notes, final maturity 2011	4.63%	665	4.63%	713
Pollution control/industrial revenue bonds, varying maturities through 2038	5.68%	907	5.21%	1,114
Capital lease obligations	—	17	—	44
Unamortized debt discount	—	(458)	—	(485)
Unexpended construction funds	—	—	—	(26)
Long-term debt due within one year	—	(1,755)	—	(1,082)
Total long-term debt	—	$20,605	—	$19,152

Annual Installments on Long-Term Debt for Next Five Years In millions
2011	$1,755
2012	$2,886
2013	$943
2014	$2,548
2015	$1,574

On November 4, 2010, the Company issued $2.5 billion of debt securities in a public offering. The offering included $750 million aggregate principal amount of 2.50 percent notes due 2016 and $1.75 billion aggregate principal amount of 4.25 percent notes due 2020.

On March 9, 2009, the Company borrowed $3 billion under its Five Year Competitive Advance and Revolving Credit Facility Agreement, dated April 24, 2006 (“Agreement”); $1.6 billion of the funds were repaid on May 15, 2009; $0.5 billion of the funds were repaid on June 30, 2009; and the remaining $0.9 billion of the funds were repaid on December 30, 2009. The funds were due in April 2011 and bore interest at a variable London Interbank Offered Rate (“LIBOR”)-plus rate or Base Rate as defined in the Agreement. The Company used the funds to finance day-to-day operations, to repay indebtedness maturing in the ordinary course of business and for other general corporate purposes. In 2010, the Company replaced the Agreement with a new $3 billion Three Year Competitive Advance and Revolving Credit Facility Agreement dated June 4, 2010 (“Revolving Credit Facility”) with various U.S. and foreign banks. The Revolving Credit Facility has a maturity date in June 2013 and provides for interest at a LIBOR-plus rate or Base Rate as defined in the Revolving Credit Facility. At December 31, 2010, the full $3 billion credit facility was available to the Company.

Debt financing for the acquisition of Rohm and Haas was provided by a $9,226 million draw on a Term Loan Agreement dated September 8, 2008 (“Term Loan”) on April 1, 2009. The original maturity date of the Term Loan was April 1, 2010, provided however, that the maturity date could have been extended for an additional year at the option of the Company, for a maximum outstanding balance of $8.0 billion. Prepaid up-front debt issuance costs of $304 million were paid. Amortization of the prepaid costs was accelerated concurrent with the repayment of the Term Loan. The Term Loan was repaid through a combination of proceeds obtained through asset sales and the issuance of debt and equity securities. At December 31, 2009, the Term Loan balance was zero and the Term Loan was terminated.

On May 7, 2009, the Company issued $6 billion of debt securities in a public offering. The offering included $1.75 billion aggregate principal amount of 7.6 percent notes due 2014; $3.25 billion aggregate principal amount of 8.55 percent notes due 2019; and $1 billion aggregate principal amount of 9.4 percent notes due 2039. Aggregate principal amount of $1.35 billion of the 8.55 percent notes due 2019 were offered by accounts and funds managed by Paulson & Co. Inc. and trusts created by members of the Haas family. These investors received notes from the Company in payment for 1.3 million shares of the Company’s Perpetual Preferred Stock, Series B, at par plus accrued dividends (see Note W for further information). The Company used the net proceeds received from this offering for refinancing, renewals, replacements and refunding of outstanding indebtedness, including repayment of a portion of the Term Loan.

On August 4, 2009, the Company issued $2.75 billion of debt securities in a public offering. The offering included $1.25 billion aggregate principal amount of 4.85 percent notes due 2012; $1.25 billion aggregate principal amount of 5.90 percent notes due 2015; and $0.25 billion aggregate principal amount of LIBOR-plus based floating rate notes due 2011. The Company used the net proceeds received from this offering for refinancing, renewals, replacements and refunding of outstanding indebtedness, including repayment of a portion of the Term Loan.

The fair value of debt assumed from Rohm and Haas on April 1, 2009 of $2,576 million is reflected in the long-term debt table above. On August 21, 2009, the Company executed a buy-back of Euro 175 million of private placement debt acquired from Rohm and Haas and recognized a $56 million pretax loss on this early extinguishment, included in “Sundry income – net.” On September 8, 2010, the Company concluded a tender offer for any and all of $145 million of debentures acquired from Rohm and Haas, due June 2020. As a result of the tender offer, the Company redeemed $123 million of the debentures and recognized a $46 million pretax loss on this early extinguishment, included in “Sundry income – net.”

On September 28, 2009, Calvin Capital LLC, a wholly owned subsidiary of the Company, repaid a $674 million note payable, which was issued in September 2008.

The Company’s outstanding debt of $22.4 billion has been issued under indentures which contain, among other provisions, covenants with which the Company must comply while the underlying notes are outstanding. Such covenants include obligations to not allow liens on principal U.S. manufacturing facilities, enter into sale and lease-back transactions with respect to principal U.S. manufacturing facilities, or merge or consolidate with any other corporation, or sell or convey all or substantially all of the Company’s assets. The outstanding debt also contains customary default provisions. Failure of the Company to comply with any of these covenants could result in a default under the applicable indenture, which would allow the note holders to accelerate the due date of the outstanding principal and accrued interest on the subject notes.

The Company’s primary credit agreements contain covenant and default provisions in addition to the covenants set forth above with respect to the Company’s debt. Significant other covenants and default provisions related to these agreements include:

(a)
the obligation to maintain the ratio of the Company’s consolidated indebtedness to consolidated capitalization at no greater than 0.65 to 1.00 at any time the aggregate outstanding amount of loans under the Revolving Credit Facility exceeds $500 million,

(b)
a default if the Company or an applicable subsidiary fails to make any payment on indebtedness of $50 million or more when due, or any other default under the applicable agreement permits the acceleration of $200 million or more of principal, or results in the acceleration of $100 million or more of principal, and

(c)	a default if the Company or any applicable subsidiary fails to discharge or stay within 30 days after the entry of a final judgment of more than $200 million.

Failure of the Company to comply with any of the covenants or default provisions could result in a default under the applicable credit agreement which would allow the lenders to not fund future loan requests and to accelerate the due date of the outstanding principal and accrued interest on any outstanding loans.

At December 31, 2010, management believes the Company was in compliance with all of the covenants and default provisions referred to above.